LEASES - Lease movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Opening balance	R$ 903,484	R$ 1,053,194
Effects of deconsolidation	(9,539)
Taking Over	2,223
New contracts / Remeasurements	46,686	60,824
Interest Incurred	(535,185)	(377,482)
Payments	(724,871)	(588,016)
Ending balance	753,168	903,484
Current	224,319	209,774
Non-current	528,849	693,710
Total	R$ 753,168	R$ 903,484